Net Income Per Common Share ("EPS") - Additional Information (Detail) (Stock Options [Member])	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Average number of options anti-dilutive	185,000	3,053,000	185,000	3,122,000	1,910,000	3,193,000	3,221,000